REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Themes ETF Trust

In planning and performing our audit of the financial statements of Themes ETF Trust comprising Leverage Shares 2x Capped Accelerated COIN Monthly ETF, Leverage Shares 2x Capped Accelerated MSTR Monthly ETF, Leverage Shares 2x Capped Accelerated NVDA Monthly ETF, Leverage Shares 2x Capped Accelerated PLTR Monthly ETF, Leverage Shares 2x Capped Accelerated TSLA Monthly ETF, Leverage Shares 2x Long AAL Daily ETF, Leverage Shares 2x Long ADBE Daily ETF, Leverage Shares 2x Long AMD Daily ETF, Leverage Shares 2x Long ARM Daily ETF, Leverage Shares 2x Long ASML Daily ETF, Leverage Shares 2x Long AVGO Daily ETF, Leverage Shares 2x Long BA Daily ETF, Leverage Shares 2x Long BBAI Daily ETF, Leverage Shares 2x Long BLSH Daily ETF, Leverage Shares 2x Long BMNR Daily ETF, Leverage Shares 2x Long BULL Daily ETF, Leverage Shares 2x Long COIN Daily ETF, Leverage Shares 2x Long COST Daily ETF, Leverage Shares 2x Long CRCL Daily ETF, Leverage Shares 2x Long CRM Daily ETF, Leverage Shares 2x Long CRWV Daily ETF, Leverage Shares 2x Long FIG Daily ETF, Leverage Shares 2x Long FUTU Daily ETF, Leverage Shares 2x Long GLXY Daily ETF, Leverage Shares 2x Long HOOD Daily ETF, Leverage Shares 2x Long MP Daily ETF, Leverage Shares 2x Long NBIS Daily ETF, Leverage Shares 2x Long NVDA Daily ETF, Leverage Shares 2x Long PANW Daily ETF, Leverage Shares 2x Long PLTR Daily ETF, Leverage Shares 2x Long PYPL Daily ETF, Leverage Shares 2x Long RTX Daily ETF, Leverage Shares 2x Long TSLA Daily ETF, Leverage Shares 2x Long TSM Daily ETF, Leverage Shares 2x Long UNH Daily ETF, and Leverage Shares 2x Long XYZ Daily ETF as of and for the year ended October 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of October 31, 2025.

This report is intended solely for the information and use of management and the Board of Trustees of the Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ COHEN & COMPANY, LTD.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 30, 2025